Dividends paid and proposed (Tables)	12 Months Ended
Dec. 31, 2025
Dividends Paid And Proposed [Abstract]
Summary of disclosure of dividends paid or payable	Woodside Energy Group Ltd, the parent entity, paid and proposed dividends set out below:

	2025	2024	2023
	US$m	US$m	US$m
(a) Dividends paid during the financial year
Prior year fully franked final dividend[1]	1,006	1,139	2,734
Current year fully franked interim dividend[2]	1,006	1,310	1,519
	2,012	2,449	4,253
(b) Dividend declared subsequent to the reporting period (not recorded as a liability)
Current year fully franked final dividend[3]	1,122	1,006	1,139
(c) Other information
Current year dividends per share (US cents)	112	122	140
1.2025: US$0.53, paid on 2 April 2025
2024: US$0.60, paid on 4 April 2024
2023: US$1.44, paid on 5 April 2023
2.2025: US$0.53, paid on 24 September 2025
2024: US$0.69, paid on 3 October 2024
2023: US$0.80, paid on28 September 2023
3.2025: US$0.59 to be paid on 27 March 2026
2024: US$0.53 paid on 2 April 2025
2023: US$0.60 paid on 4 April 2024